UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                 5.3%
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                             3.9
--------------------------------------------------------------------------------
Goldcorp, Inc.                                                              3.8
--------------------------------------------------------------------------------
BHP Billiton Ltd., Sponsored ADR                                            3.7
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                                           3.5
--------------------------------------------------------------------------------
Lonmin plc                                                                  3.4
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     3.4
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          3.3
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               3.2
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                                         2.7

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Canada                             45.9%
South Africa                       11.0
Australia                          10.9
United States                       8.6
United Kingdom                      6.3
Brazil                              6.2
Bermuda                             2.0
Peru                                2.0
Jersey, Channel Islands             1.9
Papua New Guinea                    1.7
The Netherlands                     1.3
China                               0.9
Singapore                           0.8
Luxembourg                          0.5

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of investments.

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                  8 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.

For the 12-month period ended June 30, 2007, Oppenheimer Gold & Special Minerals Fund produced returns that were higher than its benchmark, the MSCI World Index, and in the first quartile (fourth percentile) of the funds reported in its peer group, the Lipper Gold Oriented Funds category. In fact, the Fund's Class A shares ranked #2 out of 53 funds in its Lipper category for the one-year period.

      We attribute the Fund's strong performance to the success of our investment approach, which attempts to identify metals and minerals producers that have met the challenges of identifying reserves but have not yet begun full-scale production. Our ability to do so during the reporting period enabled the Fund to produce greater gains than most major market indices.

      The Fund also benefited from positive trends in a number of metals markets stemming from strong global economic growth, the construction of new infrastructures and manufacturing facilities in emerging markets and favorable supply-and-demand trends in several commodities markets. The Fund benefited from platinum's rise through investments in Aquarius Platinum Ltd., Impala Platinum Holdings Ltd. and Lonmin plc, and investments in producers such as SXR Uranium One, Inc. have helped it benefit from uranium's rising value. The Fund sold another uranium-oriented holding, Australia's Paladin Resources, during the reporting period when the stock reached its price target.

      The Fund's largest individual holding, Freeport-McMoRan Copper & Gold, Inc. provided some of the most positive contributions to the Fund's returns. Once considered the world's lowest-cost producer of copper and gold, the company recently acquired copper producer Phillips-Dodge as a way to diversify its revenue sources. The company has produced attractive levels of cash flow, helping to support a higher stock price. Impala Platinum Holdings in South Africa also ranked among the Fund's strongest performers due to favorable supply-and-demand factors in the platinum market. Finally, Companhia Vale do Rio Doce (CVRD) in Brazil fared well during the reporting period. Primarily an iron ore producer, CVRD benefited from rising demand for steel used in construction. At the same time, CVRD has taken steps to diversify into other metals--such as nickel, copper and zinc--through strategic acquisitions. Investors have reacted favorably to these developments, driving the company's stock price higher.


                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Although relatively few of the Fund's holdings produced disappointing results, Goldcorp, Inc. lost a modest amount of value after production fell short of expectations in the wake of its acquisition of another gold company.

      As of the end of the reporting period, the Fund held approximately 87 stocks in its portfolio. The Fund has had substantial asset inflows during the reporting period, which we have put to work in the stocks of metals and minerals producers worldwide.

THE FUND IS NON-DIVERSIFIED AND MAY CONCENTRATE HOLDINGS INTO FEWER SECURITIES OR SECTORS. THIS INCREASES VOLATILITY. INVESTMENTS BY THE FUND IN FOREIGN SECURITIES INVOLVE ADDITIONAL EXPENSES AND SPECIAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, FOREIGN TAXES AND POLITICAL AND ECONOMIC UNCERTAINTIES.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2007. In the case of Class A, B and C shares, performance is measured over a ten-year period. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchange of 23 countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Gold & Special Minerals Fund (Class A)
   Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                         Morgan Stanley Capital
                           Oppenheimer Gold & Special     International (MSCI)
                             Minerals Fund (Class A)          World Index
 06/30/1997                         $ 9,425                     $10,000
 09/30/1997                         $ 9,589                     $10,296
 12/31/1997                         $ 7,008                     $10,052
 03/31/1998                         $ 7,762                     $11,502
 06/30/1998                         $ 6,576                     $11,746
 09/30/1998                         $ 7,001                     $10,348
 12/31/1998                         $ 6,918                     $12,545
 03/31/1999                         $ 6,828                     $13,003
 06/30/1999                         $ 7,367                     $13,635
 09/30/1999                         $ 8,735                     $13,444
 12/31/1999                         $ 7,983                     $15,723
 03/31/2000                         $ 6,823                     $15,896
 06/30/2000                         $ 6,716                     $15,344
 09/30/2000                         $ 6,403                     $14,584
 12/31/2000                         $ 6,777                     $13,692
 03/31/2001                         $ 6,573                     $11,943
 06/30/2001                         $ 7,764                     $12,274
 09/30/2001                         $ 7,678                     $10,519
 12/31/2001                         $ 8,114                     $11,430
 03/31/2002                         $10,490                     $11,501
 06/30/2002                         $10,991                     $10,447
 09/30/2002                         $10,506                     $ 8,535
 12/31/2002                         $11,561                     $ 9,197
 03/31/2003                         $ 9,931                     $ 8,742
 06/30/2003                         $11,469                     $10,250
 09/30/2003                         $14,464                     $10,756
 12/31/2003                         $18,457                     $12,301
 03/31/2004                         $17,557                     $12,636
 06/30/2004                         $14,902                     $12,768
 09/30/2004                         $17,151                     $12,652
 12/31/2004                         $17,662                     $14,177
 03/31/2005                         $17,368                     $14,034
 06/30/2005                         $17,358                     $14,120
 09/30/2005                         $20,332                     $15,120
 12/31/2005                         $23,300                     $15,598
 03/31/2006                         $29,073                     $16,645
 06/30/2006                         $29,163                     $16,591
 09/30/2006                         $27,852                     $17,349
 12/31/2006                         $33,468                     $18,819
 03/31/2007                         $35,304                     $19,309
 06/30/2007                         $36,736                     $20,604

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year  18.73%    5-Year  25.80%    10-Year  13.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Gold & Special Minerals Fund (Class B)
   Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                         Morgan Stanley Capital
                           Oppenheimer Gold & Special     International (MSCI)
                             Minerals Fund (Class B)          World Index
 06/30/1997                         $10,000                     $10,000
 09/30/1997                         $10,159                     $10,296
 12/31/1997                         $ 7,420                     $10,052
 03/31/1998                         $ 8,201                     $11,502
 06/30/1998                         $ 6,927                     $11,746
 09/30/1998                         $ 7,365                     $10,348
 12/31/1998                         $ 7,253                     $12,545
 03/31/1999                         $ 7,150                     $13,003
 06/30/1999                         $ 7,699                     $13,635
 09/30/1999                         $ 9,116                     $13,444
 12/31/1999                         $ 8,314                     $15,723
 03/31/2000                         $ 7,087                     $15,896
 06/30/2000                         $ 6,966                     $15,344
 09/30/2000                         $ 6,627                     $14,584
 12/31/2000                         $ 7,008                     $13,692
 03/31/2001                         $ 6,778                     $11,943
 06/30/2001                         $ 7,994                     $12,274
 09/30/2001                         $ 7,895                     $10,519
 12/31/2001                         $ 8,323                     $11,430
 03/31/2002                         $10,740                     $11,501
 06/30/2002                         $11,228                     $10,447
 09/30/2002                         $10,714                     $ 8,535
 12/31/2002                         $11,766                     $ 9,197
 03/31/2003                         $10,087                     $ 8,742
 06/30/2003                         $11,637                     $10,250
 09/30/2003                         $14,676                     $10,756
 12/31/2003                         $18,728                     $12,301
 03/31/2004                         $17,814                     $12,636
 06/30/2004                         $15,120                     $12,768
 09/30/2004                         $17,403                     $12,652
 12/31/2004                         $17,921                     $14,177
 03/31/2005                         $17,622                     $14,034
 06/30/2005                         $17,613                     $14,120
 09/30/2005                         $20,630                     $15,120
 12/31/2005                         $23,641                     $15,598
 03/31/2006                         $29,498                     $16,645
 06/30/2006                         $29,590                     $16,591
 09/30/2006                         $28,260                     $17,349
 12/31/2006                         $33,958                     $18,819
 03/31/2007                         $35,821                     $19,309
 06/30/2007                         $37,275                     $20,604

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year  19.97%    5-Year  26.14%    10-Year  14.06%


                  12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Gold & Special Minerals Fund (Class C)
   Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                         Morgan Stanley Capital
                           Oppenheimer Gold & Special     International (MSCI)
                             Minerals Fund (Class C)          World Index
 06/30/1997                         $10,000                     $10,000
 09/30/1997                         $10,151                     $10,296
 12/31/1997                         $ 7,411                     $10,052
 03/31/1998                         $ 8,189                     $11,502
 06/30/1998                         $ 6,926                     $11,746
 09/30/1998                         $ 7,363                     $10,348
 12/31/1998                         $ 7,260                     $12,545
 03/31/1999                         $ 7,149                     $13,003
 06/30/1999                         $ 7,697                     $13,635
 09/30/1999                         $ 9,118                     $13,444
 12/31/1999                         $ 8,316                     $15,723
 03/31/2000                         $ 7,093                     $15,896
 06/30/2000                         $ 6,972                     $15,344
 09/30/2000                         $ 6,634                     $14,584
 12/31/2000                         $ 7,004                     $13,692
 03/31/2001                         $ 6,783                     $11,943
 06/30/2001                         $ 7,998                     $12,274
 09/30/2001                         $ 7,891                     $10,519
 12/31/2001                         $ 8,320                     $11,430
 03/31/2002                         $10,737                     $11,501
 06/30/2002                         $11,234                     $10,447
 09/30/2002                         $10,711                     $ 8,535
 12/31/2002                         $11,771                     $ 9,197
 03/31/2003                         $10,091                     $ 8,742
 06/30/2003                         $11,642                     $10,250
 09/30/2003                         $14,649                     $10,756
 12/31/2003                         $18,661                     $12,301
 03/31/2004                         $17,713                     $12,636
 06/30/2004                         $15,007                     $12,768
 09/30/2004                         $17,248                     $12,652
 12/31/2004                         $17,715                     $14,177
 03/31/2005                         $17,393                     $14,034
 06/30/2005                         $17,354                     $14,120
 09/30/2005                         $20,284                     $15,120
 12/31/2005                         $23,217                     $15,598
 03/31/2006                         $28,913                     $16,645
 06/30/2006                         $28,944                     $16,591
 09/30/2006                         $27,584                     $17,349
 12/31/2006                         $33,086                     $18,819
 03/31/2007                         $34,835                     $19,309
 06/30/2007                         $36,179                     $20,604

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year  24.00%    5-Year  26.35%    10-Year  13.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Gold & Special Minerals Fund (Class N)
   Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                         Morgan Stanley Capital
                           Oppenheimer Gold & Special     International (MSCI)
                             Minerals Fund (Class N)          World Index
 03/01/2001                         $10,000                     $10,000
 03/31/2001                         $ 9,199                     $ 9,345
 06/30/2001                         $10,856                     $ 9,604
 09/30/2001                         $10,724                     $ 8,231
 12/31/2001                         $11,303                     $ 8,944
 03/31/2002                         $14,626                     $ 8,999
 06/30/2002                         $15,304                     $ 8,174
 09/30/2002                         $14,626                     $ 6,678
 12/31/2002                         $16,083                     $ 7,196
 03/31/2003                         $13,810                     $ 6,840
 06/30/2003                         $15,943                     $ 8,020
 09/30/2003                         $20,080                     $ 8,416
 12/31/2003                         $25,599                     $ 9,625
 03/31/2004                         $24,339                     $ 9,887
 06/30/2004                         $20,630                     $ 9,990
 09/30/2004                         $23,733                     $ 9,900
 12/31/2004                         $24,406                     $11,093
 03/31/2005                         $23,981                     $10,982
 06/30/2005                         $23,954                     $11,048
 09/30/2005                         $28,046                     $11,831
 12/31/2005                         $32,116                     $12,205
 03/31/2006                         $40,054                     $13,024
 06/30/2006                         $40,152                     $12,982
 09/30/2006                         $38,304                     $13,575
 12/31/2006                         $46,003                     $14,725
 03/31/2007                         $48,477                     $15,109
 06/30/2007                         $50,400                     $16,122

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year  24.52%    5-Year  26.92%    Since Inception (3/1/01)  29.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
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Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPEN-HEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/19/83. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                  17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         BEGINNING   ENDING      EXPENSES
                                         ACCOUNT     ACCOUNT     PAID DURING
                                         VALUE       VALUE       6 MONTHS ENDED
                                         (1/1/07)    (6/30/07)   JUNE 30, 2007
--------------------------------------------------------------------------------
Class A Actual                           $1,000.00   $1,097.70   $5.63
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00    1,019.44    5.42
--------------------------------------------------------------------------------
Class B Actual                            1,000.00    1,093.00    9.80
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00    1,015.47    9.44
--------------------------------------------------------------------------------
Class C Actual                            1,000.00    1,093.50    9.64
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00    1,015.62    9.29
--------------------------------------------------------------------------------
Class N Actual                            1,000.00    1,095.60    7.30
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00    1,017.85    7.03

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.08%
---------------------------
Class B           1.88
---------------------------
Class C           1.85
---------------------------
Class N           1.40

The expense ratio reflects voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
ENERGY--6.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Scorpion Offshore Ltd. 1                               410,000   $    5,234,903
--------------------------------------------------------------------------------
OIL & GAS--5.8%
Antrim Energy, Inc. 1                                  700,000        4,448,721
--------------------------------------------------------------------------------
Australian Worldwide
Exploration Ltd. 1                                   2,000,000        6,139,815
--------------------------------------------------------------------------------
Cameco Corp.                                           295,100       14,973,374
--------------------------------------------------------------------------------
Edge Petroleum Corp. 1                                 310,000        4,343,100
--------------------------------------------------------------------------------
Pacific Stratus
Energy Ltd. 1                                          862,000       11,644,384
--------------------------------------------------------------------------------
Petrolifera
Petroleum Ltd. 1                                       130,000        2,079,512
--------------------------------------------------------------------------------
Straits Resources Ltd.                               1,950,000        7,563,207
--------------------------------------------------------------------------------
SXR Uranium
One, Inc. 1                                            120,000        1,528,655
--------------------------------------------------------------------------------
Uranium One, Inc. 1                                  1,787,255       22,767,473
--------------------------------------------------------------------------------
US BioEnergy Corp. 1                                   510,020        5,793,827
                                                                 ---------------
                                                                     81,282,068

--------------------------------------------------------------------------------
MATERIALS--92.9%
--------------------------------------------------------------------------------
CHEMICALS--0.1%
Jiutian Chemical
Group Ltd.                                           1,100,000        1,746,203
--------------------------------------------------------------------------------
METALS & MINING--92.8%
Aditya Birla
Minerals Ltd. 1                                      3,600,000        8,627,175
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd. 2                                         1,292,100       47,161,650
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd. 2                                           148,000        5,379,545
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                  2,236,800       11,548,838
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                    230,000       37,629,236
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored ADR                                    540,000       20,422,800
--------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                    793,200       12,658,437
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                 916,541       28,573,489
--------------------------------------------------------------------------------
Arcelor Brasil SA                                      432,000       12,068,678
--------------------------------------------------------------------------------
Arcelor Mittal, Cl. A                                  300,000       18,720,000
--------------------------------------------------------------------------------
Aurelian
Resources, Inc. 1                                      310,000        7,525,557

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Aurizon Mines Ltd. 1                                 1,340,000   $    4,415,302
--------------------------------------------------------------------------------
Avocet Mining plc 1                                  1,050,000        2,946,654
--------------------------------------------------------------------------------
Barrick Gold Corp.                                   1,596,815       46,419,412
--------------------------------------------------------------------------------
BHP Billiton Ltd.,
Sponsored ADR                                          862,800       51,552,300
--------------------------------------------------------------------------------
Centamin Egypt Ltd. 1                                1,000,000          963,894
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                1,461,400       14,473,382
Central African Mining
& Exploration Co. plc 1                              2,900,000        3,807,865
--------------------------------------------------------------------------------
China Molybdenum
Co. Ltd. 1                                           3,800,000        7,338,347
--------------------------------------------------------------------------------
Companhia de Minas
Buenaventura SA,
Sponsored ADR                                          735,900       27,566,814
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR                                        1,239,700       55,228,635
--------------------------------------------------------------------------------
Consolidated
Minerals Ltd.                                        1,194,018        3,159,069
--------------------------------------------------------------------------------
Crew Gold Corp. 1                                    1,254,900        2,462,090
--------------------------------------------------------------------------------
Crystallex International Corp. 1                     2,000,000        8,448,721
--------------------------------------------------------------------------------
Denison Mines Corp. 1                                1,380,000       16,517,249
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1,3                              4,026,000       23,583,422
--------------------------------------------------------------------------------
FerroChina Ltd.                                      6,285,000        9,073,885
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                          364,400       31,095,011
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                                  900,000       74,538,000
--------------------------------------------------------------------------------
Gabriel Resources Ltd. 1                               640,000        2,865,806
--------------------------------------------------------------------------------
Gammon Gold, Inc. 1                                  1,582,500       19,936,306
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR                                        1,615,400       25,361,780
--------------------------------------------------------------------------------
Goldcorp, Inc.                                       2,273,068       53,848,981
--------------------------------------------------------------------------------
Golden Star
Resources Ltd. 1                                     4,795,000       17,789,450
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR 1                                      1,152,000       16,439,040
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1                                         4,500,000       12,250,645
--------------------------------------------------------------------------------
IAMGOLD Corp.                                        3,002,300       22,997,618


                  19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Impala Platinum
Holdings Ltd.                                        1,477,352   $   44,788,951
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                 1,313,100       18,698,544
--------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                                 5,006,166        6,090,484
--------------------------------------------------------------------------------
Jaguar Mining, Inc. 1                                  659,500        4,562,793
--------------------------------------------------------------------------------
JSC Mining &
Metallurgical Co.
Norilsk Nickel, ADR                                    136,000       29,831,991
--------------------------------------------------------------------------------
Kinross Gold Corp. 1,2                               2,558,890       29,887,835
--------------------------------------------------------------------------------
Kinross Gold Corp. 1,2                                 800,460        9,310,208
--------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                    9,394,667       24,043,353
--------------------------------------------------------------------------------
Lonmin plc                                             600,000       48,056,525
--------------------------------------------------------------------------------
Merafe Resources Ltd. 1                             10,901,776        2,965,874
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                  407,600       11,241,608
--------------------------------------------------------------------------------
Metallica
Resources, Inc. 1                                    2,629,200       12,143,313
--------------------------------------------------------------------------------
Metorex Ltd. 1                                       1,700,000        5,934,142
--------------------------------------------------------------------------------
Mincor Resources NL                                  2,700,000       10,654,880
--------------------------------------------------------------------------------
Minefinders
Corp. Ltd. 1                                           260,000        3,009,434
--------------------------------------------------------------------------------
MMX Mineracao e
Metalicos SA 1                                          37,500       19,828,927
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                 1,048,800       20,226,246
--------------------------------------------------------------------------------
Newmont Mining
Corp. (Holding Co.)                                    490,105       19,143,501
--------------------------------------------------------------------------------
NovaGold
Resources, Inc. 1                                      765,700       11,508,471
--------------------------------------------------------------------------------
Pan American
Silver Corp. 1                                         818,541       21,552,185
--------------------------------------------------------------------------------
Pan Australian
Resources Ltd. 1                                    11,395,455        5,989,879
--------------------------------------------------------------------------------
Perilya Ltd.                                         2,000,000        7,352,613
--------------------------------------------------------------------------------
PolyMet Mining Corp. 1                                 264,200          967,266
--------------------------------------------------------------------------------
Randgold
Resources Ltd., ADR                                  1,220,000       27,071,800
--------------------------------------------------------------------------------
Rio Narcea Gold
Mines Ltd. 1                                         1,726,900        8,754,058

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Sally Malay
Mining Ltd. 1                                        4,036,492   $   14,067,698
--------------------------------------------------------------------------------
Scarborough
Minerals plc 1                                       2,066,115        2,925,039
--------------------------------------------------------------------------------
Silvercorp Metals, Inc. 1                              620,000       10,505,515
--------------------------------------------------------------------------------
Sino Gold Ltd. 1                                     2,100,000        9,946,959
--------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                    726,732        2,688,908
--------------------------------------------------------------------------------
Ternium SA,
Sponsored ADR                                          220,000        6,663,800
--------------------------------------------------------------------------------
Thompson Creek
Metals Co. 1                                         1,920,000       28,748,181
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                    4,429,000       49,185,703
--------------------------------------------------------------------------------
Zhaojin Mining
Industry Co. Ltd.                                    2,400,000        4,579,497
                                                                 ---------------
                                                                  1,298,321,264
                                                                 ---------------

Total Common Stocks
(Cost $1,061,734,161)                                             1,386,584,438

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Nevsun Resources Ltd.
Wts., Exp. 12/19/08 1
(Cost $117,814)                                         70,000            3,047

                                                        SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.28% 3,4
(Cost $11,900,939)                                  11,900,939       11,900,939

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,073,752,914)                                     99.9%   1,398,488,424
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.1        1,360,384
                                                --------------------------------
NET ASSETS                                               100.0%  $1,399,848,808
                                                ================================


                  20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES         GROSS           GROSS            SHARES
                                                   JUNE 30, 2006     ADDITIONS      REDUCTIONS     JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                    3,926,000       100,000              --         4,026,000
Metallica Resources, Inc. a                            1,559,600     1,069,600              --         2,629,200
Oppenheimer Institutional Money
Market Fund, Cl.E                                             --   319,608,682     307,707,743        11,900,939

                                                                                         VALUE          DIVIDEND
                                                                                    SEE NOTE 1            INCOME
-----------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                                              $  23,583,422        $       --
Metallica Resources, Inc. a                                                                 -- b              --
Oppenheimer Institutional Money Market Fund, Cl. E                                  11,900,939           327,188
                                                                                 --------------------------------
                                                                                 $  35,484,361        $  327,188
                                                                                 ================================

a. No longer an affiliate as of June 30, 2007.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Rate shown is the 7-day yield as of June 30, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                      VALUE           PERCENT
-----------------------------------------------------------------------------------------------------------------
Canada                                                                          $  641,586,610              45.9%
South Africa                                                                       153,541,823              11.0
Australia                                                                          152,334,219              10.9
United States                                                                      120,954,270               8.6
United Kingdom                                                                      87,568,074               6.3
Brazil                                                                              87,126,240               6.2
Bermuda                                                                             28,573,489               2.0
Peru                                                                                27,566,814               2.0
Jersey, Channel Islands                                                             27,071,800               1.9
Papua New Guinea                                                                    24,043,353               1.7
The Netherlands                                                                     18,720,000               1.3
China                                                                               11,917,844               0.9
Singapore                                                                           10,820,088               0.8
Luxembourg                                                                           6,663,800               0.5
                                                                                ---------------------------------
Total                                                                           $1,398,488,424             100.0%
                                                                                =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,046,051,332)                                               $ 1,363,004,063
Affiliated companies (cost $27,701,582)                                                         35,484,361
                                                                                           ----------------
                                                                                             1,398,488,424
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               278,952
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                              146,571
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                20,830,572
Shares of beneficial interest sold                                                               6,791,806
Dividends                                                                                          592,682
Other                                                                                               37,160
                                                                                           ----------------
Total assets                                                                                 1,427,166,167

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $2,101,397)                                              2,101,391
-----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                2,176
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           21,575,919
Shares of beneficial interest redeemed                                                           2,378,402
Distribution and service plan fees                                                                 822,526
Transfer and shareholder servicing agent fees                                                      165,257
Trustees' compensation                                                                             111,360
Shareholder communications                                                                          92,477
Other                                                                                               67,851
                                                                                           ----------------
Total liabilities                                                                               27,317,359

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 1,399,848,808
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $ 1,035,142,372
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (7,994,113)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  47,979,551
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              324,720,998
                                                                                           ----------------
NET ASSETS                                                                                 $ 1,399,848,808
                                                                                           ================


                  22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,003,705,062
and 31,556,508 shares of beneficial interest outstanding)                                            $ 31.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $ 33.75
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,568,248 and 4,551,791 shares of beneficial
interest outstanding)                                                                                $ 30.44
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $228,512,745 and 7,514,692 shares of beneficial
interest outstanding)                                                                                $ 30.41
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,062,753 and 931,953 shares of beneficial
interest outstanding)                                                                                $ 31.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $424,184)                   $    8,526,029
Affiliated companies                                                                           327,188
-------------------------------------------------------------------------------------------------------
Interest                                                                                       148,145
-------------------------------------------------------------------------------------------------------
Other income                                                                                     7,758
                                                                                        ---------------
Total investment income                                                                      9,009,120

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              7,259,674
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                      1,807,571
Class B                                                                                      1,211,566
Class C                                                                                      1,743,424
Class N                                                                                        111,535
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                      1,075,683
Class B                                                                                        205,706
Class C                                                                                        266,686
Class N                                                                                         44,693
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                        108,775
Class B                                                                                         29,797
Class C                                                                                         28,157
Class N                                                                                          2,700
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          68,731
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     49,570
-------------------------------------------------------------------------------------------------------
Other                                                                                          164,429
                                                                                        ---------------
Total expenses                                                                              14,178,697
Less waivers and reimbursements of expenses                                                     (6,229)
                                                                                        ---------------
Net expenses                                                                                14,172,468

-------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                         (5,163,348)


                  24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments (net of foreign capital gains tax of $27,676) (including premiums on
options exercised)                                                                      $   57,631,294
Closing and expiration of option contracts written                                           1,261,890
Foreign currency transactions                                                                9,314,694
                                                                                        ---------------
Net realized gain                                                                           68,207,878
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $49,693)                                  149,841,069
Translation of assets and liabilities denominated in foreign currencies                     23,867,284
Option contracts written                                                                    (1,184,389)
                                                                                        ---------------
Net change in unrealized appreciation                                                      172,523,964

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $  235,568,494
                                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                           2007              2006
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment loss                                                $    (5,163,348)    $  (2,845,634)
-----------------------------------------------------------------------------------------------------
Net realized gain                                                       68,207,878       153,682,142
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  172,523,964       109,530,035
                                                                   ----------------------------------
Net increase in net assets resulting from operations                   235,568,494       260,366,543

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (3,459,581)               --
Class B                                                                         --                --
Class C                                                                         --                --
Class N                                                                    (56,341)               --
                                                                   ----------------------------------
                                                                        (3,515,922)               --
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                (93,003,541)      (17,051,795)
Class B                                                                (16,788,759)       (3,790,726)
Class C                                                                (22,947,025)       (4,190,420)
Class N                                                                 (2,835,580)         (454,501)
                                                                   ----------------------------------
                                                                      (135,574,905)      (25,487,442)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                350,176,674       191,185,409
Class B                                                                 24,302,425         9,050,590
Class C                                                                 76,262,867        43,980,898
Class N                                                                  8,950,258         8,166,569
                                                                   ----------------------------------
                                                                       459,692,224       252,383,466

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                         556,169,891       487,262,567
-----------------------------------------------------------------------------------------------------
Beginning of period                                                    843,678,917       356,416,350
                                                                   ----------------------------------
End of period (including accumulated net investment loss of
$7,994,113 and $991,370, respectively)                             $ 1,399,848,808     $ 843,678,917
                                                                   ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JUNE 30,                                2007            2006          2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     29.15       $   18.27     $   16.89       $   13.79       $   13.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.08) 1         (.06) 1       (.03) 1         (.07) 1          .07
Net realized and unrealized gain                               7.22           12.12          2.79            4.37 1           .50
                                                        ----------------------------------------------------------------------------
Total from investment operations                               7.14           12.06          2.76            4.30             .57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.16)             --          (.43)           (.75)           (.15)
Distributions from net realized gain                          (4.32)          (1.18)         (.95)           (.45)             --
                                                        ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (4.48)          (1.18)        (1.38)          (1.20)           (.15)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $     31.81       $   29.15     $   18.27       $   16.89       $   13.79
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            25.97%          68.01%        16.49%          29.93%           4.35% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 1,003,705       $ 582,745     $ 232,702       $ 206,696       $ 131,183
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   752,592       $ 390,347     $ 232,401       $ 195,859       $ 128,266
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                  (0.26)%         (0.26)%       (0.18)%         (0.40)%          0.46%
Total expenses                                                 1.10% 5,6       1.18% 7       1.26% 7,8       1.27% 7,8       1.40% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          46%            152%           81%            108%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.10%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JUNE 30,                                         2007          2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   28.13     $   17.80     $  16.48     $  13.50     $  13.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                     (.30) 1       (.25) 1      (.17) 1      (.21) 1      (.01)
Net realized and unrealized gain                                        6.93         11.76         2.71         4.28 1        .47
                                                                   -----------------------------------------------------------------
Total from investment operations                                        6.63         11.51         2.54         4.07          .46
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --            --         (.27)        (.64)        (.06)
Distributions from net realized gain                                   (4.32)        (1.18)        (.95)        (.45)          --
                                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (4.32)        (1.18)       (1.22)       (1.09)        (.06)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $   30.44     $   28.13     $  17.80     $  16.48     $  13.50
                                                                   =================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     24.97%        66.67%       15.56%       28.91%        3.57% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 138,568     $ 104,543     $ 60,391     $ 56,502     $ 41,426
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 121,560     $  81,043     $ 60,427     $ 57,639     $ 38,243
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                    (1.05)%       (1.06)%      (0.96)%      (1.19)%      (0.34)%
Total expenses                                                          1.90% 5       2.00%        2.04%        2.06%        2.18%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                      1.90%         1.99%        2.04%        2.06%        2.18%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   46%          152%          81%         108%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.90%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS C     YEAR ENDED JUNE 30,                                         2007          2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   28.10     $   17.77     $  16.47     $  13.51     $  13.11
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                            (.30) 1       (.24) 1      (.16) 1      (.20) 1       .09
Net realized and unrealized gain                                        6.93         11.75         2.71         4.27 1        .38
                                                                   -----------------------------------------------------------------
Total from investment operations                                        6.63         11.51         2.55         4.07          .47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --            --         (.30)        (.66)        (.07)
Distributions from net realized gain                                   (4.32)        (1.18)        (.95)        (.45)          --
                                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                        (4.32)        (1.18)       (1.25)       (1.11)        (.07)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $   30.41     $   28.10     $  17.77     $  16.47     $  13.51
                                                                   =================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     25.00%        66.79%       15.64%       28.90%        3.63% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 228,513     $ 138,279     $ 57,431     $ 47,810     $ 25,899
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 174,909     $  92,491     $ 55,077     $ 44,168     $ 21,672
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                    (1.03)%       (1.00)%      (0.91)%      (1.11)%      (0.26)%
Total expenses                                                          1.87% 5       1.92%        1.99%        1.99%        2.13%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                      1.87%         1.91%        1.99%        1.99%        2.13%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   46%          152%          81%         108%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.87%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JUNE 30,                                             2007         2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  28.68     $  18.03     $ 16.69     $ 13.68     $ 13.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                (.17) 1      (.13) 1     (.09) 1     (.13) 1      .01
Net realized and unrealized gain                                            7.08        11.96        2.75        4.33 1       .53
                                                                        ------------------------------------------------------------
Total from investment operations                                            6.91        11.83        2.66        4.20         .54
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.09)          --        (.37)       (.74)       (.17)
Distributions from net realized gain                                       (4.32)       (1.18)       (.95)       (.45)         --
                                                                        ------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                            (4.41)       (1.18)      (1.32)      (1.19)       (.17)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  31.18     $  28.68     $ 18.03     $ 16.69     $ 13.68
                                                                        ============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                         25.52%       67.62%      16.11%      29.40%       4.17% 3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $ 29,063     $ 18,112     $ 5,893     $ 3,781     $ 1,419
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 22,412     $ 10,956     $ 4,816     $ 2,857     $   775
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                               (0.57)%      (0.53)%     (0.51)%     (0.71)%      0.13%
Total expenses                                                              1.41% 5      1.44%       1.57%       1.62%       1.80%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                          1.41%        1.44%       1.57%       1.62%       1.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       46%         152%         81%        108%        134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.41%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                  31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or


                  32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $31,041,474        $21,524,551             $1,103,422         $313,349,035

1. The Fund had $918,829 of post-October passive foreign investment company losses which were deferred.

2. The Fund had $184,593 of straddle losses which were deferred.

3. During the fiscal year ended June 30, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2007. Net assets of the Fund were unaffected by the reclassifications.


                  33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                           REDUCTION TO        REDUCTION TO
                                            ACCUMULATED     ACCUMULATED NET
      INCREASE TO                        NET INVESTMENT       REALIZED GAIN
      PAID-IN CAPITAL                              LOSS    ON INVESTMENTS 5
      ---------------------------------------------------------------------
      $7,089,473                             $1,676,527          $8,766,000

5. $7,089,473, including $3,556,096 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                             YEAR ENDED          YEAR ENDED
                                          JUNE 30, 2007       JUNE 30, 2006
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                      $ 85,971,732         $ 7,558,731
      Long-term capital gain                 53,119,095          17,928,711
                                           --------------------------------
      Total                                $139,090,827         $25,487,442
                                           ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities           $1,084,980,483
      Federal tax cost of other investments        20,646,943
                                               --------------
      Total federal tax cost                   $1,105,627,426
                                               ==============

      Gross unrealized appreciation            $  332,730,852
      Gross unrealized depreciation               (19,381,817)
                                               --------------
      Net unrealized appreciation              $  313,349,035
                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended June 30, 2007, the Fund's projected benefit obligations were increased by $47,572 and payments of $13,891 were made to retired trustees, resulting in an accumulated liability of $74,661 as of June 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual


                  34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                  35 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         YEAR ENDED JUNE 30, 2007        YEAR ENDED JUNE 30, 2006
                                           SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                   17,206,855   $ 522,171,577      13,414,677   $ 351,057,670
Dividends and/or
distributions reinvested                2,669,262      77,542,028         618,117      13,734,551
Redeemed                               (8,309,155)   (249,536,931) 1   (6,782,414)   (173,606,812) 2
                                       -------------------------------------------------------------
Net increase                           11,566,962   $ 350,176,674       7,250,380   $ 191,185,409
                                       =============================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                                    1,581,500   $  46,083,821       1,729,947   $  43,725,086
Dividends and/or
distributions reinvested                  513,925      14,353,941         150,696       3,245,985
Redeemed                               (1,259,415)    (36,135,337) 1   (1,557,861)    (37,920,481) 2
                                       -------------------------------------------------------------
Net increase                              836,010   $  24,302,425         322,782   $   9,050,590
                                       =============================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                                    3,750,677   $ 109,475,959       3,076,126   $  78,603,831
Dividends and/or
distributions reinvested                  654,053      18,241,541         154,738       3,328,406
Redeemed                               (1,810,550)    (51,454,633) 1   (1,542,771)    (37,951,339) 2
                                       -------------------------------------------------------------
Net increase                            2,594,180   $  76,262,867       1,688,093   $  43,980,898
                                       =============================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                      665,013   $  19,730,319         543,490   $  14,112,324
Dividends and/or
distributions reinvested                   88,031       2,511,536          17,896         391,736
Redeemed                                 (452,688)    (13,291,597) 1     (256,590)     (6,337,491) 2
                                       -------------------------------------------------------------
Net increase                              300,356   $   8,950,258         304,796   $   8,166,569
                                       =============================================================

1. Net of redemption fees of $54,731, $8,840, $12,720 and $1,630 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $62,895, $13,058, $14,903 and $1,765 for Class A, Class B. Class C and Class N, respectively.


                  36 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended June 30, 2007, were as follows:

                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities               $810,702,062   $496,109,609

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                          FEE SCHEDULE
                          -----------------------------
                          Up to $200 million      0.75%
                          Next $200 million       0.72
                          Next $200 million       0.69
                          Next $200 million       0.66
                          Over $800 million       0.60

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2007, the Fund paid $1,564,366 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the


                  37 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $1,938,307, $2,358,738 and $230,426, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
June 30, 2007        $796,756         $27,344        $193,408         $85,503         $13,039

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended June 30, 2007, the Manager waived $6,229 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                  38 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                                    CONTRACT      VALUATION
                                                    EXPIRATION        AMOUNT          AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                                     DATES        (000S)  JUNE 30, 2007  APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)                                 7/2/07       729 AUD  $     618,057     $   7,331       $    --
British Pound Sterling (GBP)                            7/2/07     1,587 GBP      3,186,753        16,228            --
Canadian Dollar (CAD)                                   7/3/07       630 CAD        591,455            --         2,176
South African Rand (ZAR)                         7/2/07-7/3/07    58,022 ZAR      8,206,631       123,012            --
                                                                                                ------------------------
Total unrealized appreciation and depreciation                                                  $ 146,571       $ 2,176
                                                                                                ========================

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  39 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued

Written option activity for the year ended June 30, 2007 was as follows:

                                        CALL OPTIONS               PUT OPTIONS
                            ------------------------   ------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
-------------------------------------------------------------------------------
Options outstanding as of
June 30, 2006                   6,000   $    559,602      11,300   $ 1,105,787
Options written                    --             --          --            --
Options closed or expired      (6,000)      (559,602)     (7,535)     (756,788)
Options exercised                  --             --      (3,765)     (348,999)
                            ---------------------------------------------------
Options outstanding as of
June 30, 2007                      --   $         --          --   $        --
                            ===================================================

-------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  40 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER GOLD & SPECIAL MINERALS FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Gold & Special Minerals Fund, including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Gold & Special Minerals Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
August 10, 2007


                  41 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.6943 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 11, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2007 which are not designated as capital gain distributions should be multiplied by 4.09% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $7,985,966 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $445,818 of foreign income taxes paid by the Fund during the fiscal year ended June 30, 2007. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $7,340,566 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2007, $33,370 or 0.95% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $34,417,434 or 41.74% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  42 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  43 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board of          Director of Special Value Opportunities Fund, LLC (registered investment company)
Trustees (since 2007),            (since September 2004); Investment Advisory Board Member of Zurich Financial Services
Trustee (since 2005)              (insurance) (since October 2004); Board of Governing Trustees of The Jackson
Age: 64                           Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                  Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                  Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004) and Managing Principal (1997- December 1998); Trustee of Research Foundation of
                                  AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                  Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since
Trustee (since 2005)              2005); Director of ICI Education Foundation (education foundation) (since October
Age: 66                           1991); President of the Investment Company Institute (trade association) (October
                                  1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October
                                  1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 1999)              (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since
Age: 68                           2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
                                  2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of
                                  Science Initiative Group (since 1999); Member of the American Philosophical Society
                                  (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third
                                  World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004);
                                  Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University
                                  (1983- 1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Trustee (since 2004)              Senior Vice President and General Auditor of American Express Company (financial
Age: 64                           services company) (July 1998-February 2003). Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser)
Trustee (since 2002)              (since 2006); Director of Columbia Equity Financial Corp. (privately-held financial
Age: 55                           adviser) (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                  Inc. (privately-held financial adviser) (January 1998- December 2001); Member of the
                                  Finance and Budget Committee of the Council on Foreign Relations, Member of the
                                  Investment Committee of the Episcopal Church of America, Member of the Investment
                                  Committee and Board of


                  44 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

JOEL W. MOTLEY,                   Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees 55
Continued                         portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 1989)              executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                           educational organization); Former Trustee of the Historical Society of the Town of
                                  Greenwich; Former Director of Greenwich Hospital Association; Founder, Chairman and
                                  Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at
                                  J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force
                                  (1954-1958). Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)              (since 1996); Director of Lakes Environmental Association (since 1996); Member of the
Age: 66                           Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                  Director of Fortis/Hartford mutual funds (1994- December 2001). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company,
Age: 59                           Inc. (soda ash processing and production) (1996-2006); Vice President of American Talc
                                  Company, Inc. (talc mining and milling) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                  Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of
                                  PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS
                                  AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                  AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and            President of the Manager (September 2000-March 2007); President and a director or
Principal Executive Officer       trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                      Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 58                           Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                  2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                  Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                  Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                  Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                  President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                  Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                                  (since June 1995); Member of the Investment Company Institute's Board of


                  45 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
Continued                         2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                  Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company (September
                                  1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned sub-sidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                  102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LI, ZACK,
THE FUND                          GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK,
                                  NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES,
                                  6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN
                                  INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

SHANQUAN LI,                      Vice President of the Manager (since November 1998); an officer of 1 portfolio in the
Vice President and Portfolio      OppenheimerFunds complex. Formerly Assistant Vice President of the Manager (January
Manager (since 1997)              1997-November 1998).
Age: 51

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds
Vice President and Chief          Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since
Compliance Officer                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                      Management Corporation and Shareholder Services, Inc. (June 1983-February 2004).
Age: 56                           Former Vice President and Director of Internal Audit of the Manager (1997-February
                                  2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc.
Officer (since 1999)              and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 47                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since May
                                  2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                  (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                  Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                  Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                  (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer               Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
(since 2004)                      Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 36                           OppenheimerFunds complex.


                  46 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
(since 2005)                      Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual
Age: 37                           Fund Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2001)            of the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 59                           General Counsel of Centennial Asset Management Corporation (since December 2001);
                                  Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                  (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                  Assistant Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                  Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                  Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                  Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                  Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                  Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                  November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                  Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                  Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                  2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                           (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                  Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2001-September 2004); Director (2000-September 2004) and
(since 2004)                      Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of 102
Age: 43                           portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                           Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                  Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                  Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                  Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1.800.525.7048.


                  47 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $40,500 in fiscal 2007 and $22,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $150,954 in fiscal 2007 and $116,805 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R and review of internal controls of SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $150,954 in fiscal 2007 and $118,341 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

         No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007